Supplemental Information Concerning Property-Casualty Insurance Operations (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Supplemental Information Concerning Property-Casualty Insurance Operations [Abstract]
Deferred policy acquisition costs	$ 189	$ 181
Reserves for unpaid claims and claims adjustment expenses	6,520	6,413
Discount deducted from reserves	30	32
Unearned premiums	1,484	1,534
Earned premiums	2,759	2,550	2,412
Net investment income	269	317	394
Claims and claim adjustment expenses incurred related to current year	1,813	1,615	1,385
Claims and claim adjustment expenses incurred related to prior years	(69)	(158)	(198)
Amortization of deferred policy acquisition costs	425	404	421
Paid claims and claim adjustment expenses	1,621	1,476	1,502
Premiums written	$ 2,770	$ 2,408	$ 2,311